Sources Of Revenue (Tables)	6 Months Ended
Jun. 30, 2016
Patient Service Revenues by Payor
Patient Service Revenue
	June 30, 2016	June 30, 2015

Medicare program	$2.582.988	$2.468.783
Private/alternative payors	2.608.736	2.336.037
Medicaid and other government sources	317.420	264.900
Hospitals	497.416	439.038
Total patient service revenue	$6.006.560	$5.508.758